Financial risk management and financial instruments, Carrying Values of Financial Liabilities with Fair Value Inputs (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Oct. 31, 2019		Oct. 31, 2018
Non-current [Abstract]
Total non-current liabilities		$ 6,143.4	$ 6,216.5	[1]
Fair value of financial liability		4,535.1	4,686.0
Current [Abstract]
Total current liabilities		1,788.3	1,802.0	[1]
Total liabilities		7,931.7	8,018.5	[1]
Borrowings		4,640.3	4,670.7
Bank Loan Secured [Member]
Non-current [Abstract]
Fair value of financial liability		4,535.1	4,686.0
Current [Abstract]
Borrowings		4,733.2	4,775.0		$ 4,996.9
FV OCI [Member] | Derivative Financial Instruments - Interest Rate Swaps [Member]
Non-current [Abstract]
Total non-current liabilities	[2]	$ 77.9
Fair value	[2]	Fair value Bank Institutions
FV OCI [Member] | Derivative Financial Instruments - Interest Rate Swaps [Member] | Level 2 [Member]
Non-current [Abstract]
Total non-current liabilities	[2]		36.5
Amortized Cost [Member] | Borrowings (Gross) [Member]
Non-current [Abstract]
Total non-current liabilities	[3]	$ 4,699.0	4,775.0
Fair value of financial liability	[3]	4,535.1
Current [Abstract]
Total current liabilities	[3]	34.2	0.0
Amortized Cost [Member] | Lease Obligations [Member]
Non-current [Abstract]
Total non-current liabilities		82.2	11.7
Current [Abstract]
Total current liabilities		168.2	11.8
Amortized Cost [Member] | Provisions [Member]
Non-current [Abstract]
Total non-current liabilities		22.5	49.1
Current [Abstract]
Total current liabilities		49.7	29.3
Amortized Cost [Member] | Trade and Other Payables [Member]
Current [Abstract]
Total current liabilities		419.2	530.3
Financial Liabilities at Fair Value [Member]
Current [Abstract]
Total liabilities		$ 5,552.9	$ 5,443.7

[1]	In accordance with the requirements of IFRS 16 "Leases" the comparative amounts have not been restated.
[2]	Derivative interest rate swaps are measured at FV OCI as a result of hedge accounting. All interest rate swaps are in designated hedge relationships and there are no other derivative financial instruments held as FVTPL.
[3]	Borrowings have a carrying value (net of unamortized prepaid facility arrangement fees and original issue discount) of $4,640.4 million (2019: $4,670.7 million). Total borrowings (gross) are shown in this table as $4,733.2 million (2019: $4,775.0 million) for the fair value comparison.